LONG-TERM DEBT AND LEASE OBLIGATIONS	3 Months Ended
Mar. 31, 2012
LONG-TERM DEBT AND LEASE OBLIGATIONS
LONG-TERM DEBT AND LEASE OBLIGATIONS

NOTE 5. LONG-TERM DEBT AND LEASE OBLIGATIONS

The table below shows our long-term debt as of March 31, 2012 and December 31, 2011:

	March 31,	December 31,
	2012	2011
Senior notes:
6 1/2%, due 2012	$57	$57
7 3/8%, due 2013	216	216
9 7/8%, due 2014	60	60
9 1/4%, due 2015	474	474
8%, due 2020	600	600
6 7/8%, due 2031	430	430
Senior secured notes:
9%, due 2015	1	1
6 1/4%, due 2018	900	900
10%, due 2018	714	714
8 7/8%, due 2019	925	925
Credit facility due 2016	283	80
Capital leases and mortgage notes	49	32
Unamortized note discounts	(126)	(129)
Total long-term debt	4,583	4,360
Less current portion	288	66
Long-term debt, net of current portion	$4,295	$4,294

Credit Agreement

We have a senior secured revolving credit facility, as amended November 29, 2011 (“Credit Agreement”), that provides, subject to borrowing availability, for revolving loans in an aggregate principal amount of up to $800 million, with a $300 million subfacility for standby letters of credit. The Credit Agreement has a scheduled maturity date of November 29, 2016, subject to our repayment or refinancing on or before December 3, 2014 of approximately $238 million of the aggregate outstanding principal amount of our 9 1/4% senior notes due 2015 (approximately $474 million of which was outstanding at March 31, 2012). If such repayment or refinancing does not occur, borrowings under the Credit Agreement will be due December 3, 2014. The revolving credit facility is collateralized by patient accounts receivable of all of our wholly owned acute care and specialty hospitals. In addition, borrowings under the Credit Agreement are guaranteed by our wholly owned hospital subsidiaries. Outstanding revolving loans accrue interest during a six-month initial period ending in May 2012 at the rate of either (i) a base rate plus a margin of 1.25% or (ii) the London Interbank Offered Rate (“LIBOR”) plus a margin of 2.25% per annum. Thereafter, outstanding revolving loans accrue interest at a base rate plus a margin ranging from 1.00% to 1.50% or LIBOR plus a margin ranging from 2.00% to 2.50% per annum based on available credit. An unused commitment fee will be payable on the undrawn portion of the revolving loans at a six-month initial rate ending in May 2012 of 0.438% per annum. Thereafter, the unused commitment fee will range from 0.375% to 0.500% per annum based on available credit. Our borrowing availability is based on a specified percentage of eligible accounts receivable, including self-pay accounts. At March 31, 2012, we had $283 million of cash borrowings outstanding under the revolving credit facility subject to an interest rate of 2.46%, and we had approximately $162 million of standby letters of credit outstanding. Based on our eligible receivables, approximately $355 million was available for borrowing under the revolving credit facility at March 31, 2012.

Interest Rate Swap and LIBOR Cap Agreements

We were party to an interest rate swap agreement for an aggregate notional amount of $600 million from February 14, 2011 through August 2, 2011. The interest rate swap agreement was designated as a fair value hedge and was being used to manage our exposure to future changes in interest rates. It had the effect of converting our 10% senior secured notes due 2018 from a fixed interest rate paid semi-annually to a variable interest rate paid semi-annually based on the six-month LIBOR plus a floating rate spread of 6.60%. During the term of the interest rate swap agreement, changes in the fair value of the interest rate swap agreement and changes in the fair value of the 10% senior secured notes, which we expected to substantially offset each other, were recorded in interest expense.

During the three months ended March 31, 2011, $8 million in losses from mark-to-market adjustments on the interest rate swap agreement and $11 million in losses from mark-to-market adjustments on the hedged senior secured notes were included in net interest expense in the accompanying Condensed Consolidated Statements of Operations. As mentioned above, we subsequently terminated the interest rate swap agreement in August 2011; this agreement generated $8 million of cash interest savings and a $22 million gain on the settlement of the agreement. We used the interest rate forward curve to estimate the fair values of the interest rate swap agreement and the hedged senior secured notes.

The fair value of the LIBOR cap agreement included in investments and other assets in the accompanying Condensed Consolidated Balance Sheets totaled less than $1 million at both March 31, 2012 and December 31, 2011. In addition, see Note 13 for the disclosure of the fair value of the LIBOR cap agreement.